UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number)

October 31
Date of Fiscal Year End

October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Annual Report October 31, 2011

Eaton Vance Multi-Strategy

All Market Fund

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at

www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Fund Expenses. Expense example disclosure is omitted as the Fund commenced operations on the last day of the reporting period.

Eaton Vance Multi-Strategy All Market Fund

Statement of Assets and Liabilities

As of October 31, 2011

ASSETS

Receivable for Fund shares sold	$10,000,000
Receivable from affiliate	5,000
Total assets	$10,005,000
LIABILITIES

Payable for accounting services	$ 5,000
Total liabilities	$ 5,000
Net assets	$10,000,000

Class A Shares
Net Assets	$ 10,000
Shares Outstanding	1,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$ 10.50

Class C Shares
Net Assets	$ 10,000
Shares Outstanding	1,000
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00

Class I Shares
Net Assets	$ 9,980,000
Shares Outstanding	998,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00

*Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Eaton Vance Multi-Strategy All Market Fund

Statement of Operations and Changes in Net Assets

For the Period Ended October 31, 2011*

Investment Income	$ -
Expenses
Accounting services	$ 5,000
Expense reimbursement	(5,000)
Net expenses	$ -
Net investment income and net increase in net assets from operations	$ -
Proceeds from sale of shares
Class A	$ 10,000
Class C	10,000
Class I	9,980,000
Net increase in net assets from Fund share transactions	$ 10,000,000
Net assets at beginning of period	-
Net assets at end of period	$ 10,000,000
*The Fund commenced operations on October 31, 2011.

See notes to financial statements.

Eaton Vance Multi-Strategy All Market Fund

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge. Class I shares are sold at net asset value and are not subject to a sales charge. The Fund’s investment objective is total return.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates. Actual results may differ from those estimates.

2 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The Fund has entered into an investment advisory and administrative agreement with Eaton Vance Management (EVM) pursuant to which the Fund pays EVM a fee computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (Investable Assets) up to $500 million. On Investable Assets of $500 million or more, the fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ investment adviser fees.

Pursuant to a voluntary reimbursement, EVM reimbursed all of the Fund’s operating expenses for the period ended October 31, 2011.

Except for Trustees of the Fund who are not members of EVM or its affiliates, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance Multi-Strategy All Market Fund

October 31, 2011

3 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series and classes.

Transactions in Fund shares for the period ended October 31, 2011 were as follows:

	Class A	Class C	Class I
Sales	1,000	1,000	998,000
Redemptions	-	-	-
Net Increase	1,000	1,000	998,000

At October 31, 2011, EVM owned 100% of the outstanding shares of the Fund. Payment of such shares was received by the Fund subsequent to October 31, 2011.

4 Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Eaton Vance Multi-Strategy All Market Fund

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Multi-Strategy All Market Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), as of October 31, 2011, and the related statement of operations and changes in net assets for the period ended October 31, 2011. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Eaton Vance Multi-Strategy All Market Fund as of October 31, 2011, and the results of its operations and the changes in its net assets for the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2011

Eaton Vance Multi-Strategy All Market Fund
Considerations Relating to Approval of the
Investment Advisory and Administrative Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 8, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the August 8, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

  Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;

  The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

  Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

  A description of the Adviser’s procedures for overseeing third party advisers and sub- advisers;

Other Relevant Information

  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;

  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

  The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board noted that the Fund is a “fund-of-funds” and may invest in any Eaton Vance portfolio or Eaton Vance fund. The Board considered the Adviser’s management expertise in investing in a variety of different classes and investments, including sovereign debt, corporate debt, municipal obligations, mortgage-backed securities, inflation-linked debt securities, commodities-related investments, common and preferred stocks of companies of any capitalization, real estate investment trusts, exchange-traded funds (ETFs), including commodity related ETFs, exchange-traded notes, and other pooled investment vehicles. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

Eaton Vance Multi-Strategy All Market Fund

M a na geme nt and Or ga ni zat ion

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
Name and Year of	with the		Principal Occupation(s) and Directorships
Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV,
1958			Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee
and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and
1956			Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating
Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the
Executive Committee (2002-2008); President and Principal Executive Officer, GMO
Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-
1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit
1963			Head, Harvard University Graduate School of Business Administration.
Directorships in the Last Five Years.(1) None.

Allen R. Freedman	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems
1940			& Computer Technology Corp. (provider of software to higher education). Formerly, a
Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant,
Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-
2011).

Position(s)
Name and Year of	with the		Principal Occupation(s) and Directorships
Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

William H. Park	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P.
1947			(investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial
Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and
Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United
Asset Management Corporation (investment management firm) (1982-2001). Formerly,
Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant
1940			Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury
(1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean,
1948			Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment
Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-
1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management
Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc.
(wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and
SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal
Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law
1957			(2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner
1948			and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni	Chairman of	Chairman of the	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief
1943	the Board and	Board since 2007	Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly,
	Trustee	and Trustee since	Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief
		2005	Executive Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P.
Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Name and	Position(s) with	Length of	Principal Occupation(s)
Year of Birth	the Trust	Service	During Past Five Years

Duncan W. Richardson	President	Since 2011(2)	Director of EVC and Executive Vice President and
1957			Chief Equity Investment Officer of EVC, EVM and
BMR.

Payson F. Swaffield	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice
1956			President of EVM and BMR.

Barbara E. Campbell	Treasurer	Since 2005	Vice President of EVM and BMR.
1957

Maureen A. Gemma	Vice President, Secretary	Vice President since 2011,	Vice President of EVM and BMR.
1960	and Chief Legal Officer	Secretary since 2007 and Chief
Legal Officer since 2008

Paul M. O’Neil	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.
1953

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Annual Report October 31, 2011

Eaton Vance Parametric Structured

Absolute Return Fund

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Fund Expenses. Expense example disclosure is omitted as the Fund commenced operations on the last day of the reporting period.

Eaton Vance Parametric Structured Absolute Return Fund

Statement of Assets and Liabilities

As of October 31, 2011

ASSETS
Receivable for Fund shares sold	$ 1,000,000
Receivable from affiliate	5,000
Total assets	$ 1,005,000

LIABILITIES
Payable for accounting services	$ 5,000
Total liabilities	$ 5,000
Net assets	$ 1,000,000

Class I Shares
Net Assets	$ 1,000,000
Shares Outstanding	100,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00

See notes to financial statements.

Eaton Vance Parametric Structured Absolute Return Fund

Statement of Operations and Changes in Net Assets

For the Period Ended October 31, 2011*

Investment Income	$ -
Expenses
Accounting services	$ 5,000
Expense reimbursement	(5,000)
Net expenses	$ -
Net investment income and net increase in net assets from operations	$ -

Proceeds from sale of shares	$ 1,000,000
Net increase in net assets	$ 1,000,000
Net assets at beginning of period	-
Net assets at end of period	$ 1,000,000

*The Fund commenced operations on October 31, 2011.

See notes to financial statements.

Eaton Vance Parametric Structured Absolute Return Fund

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Structured Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund currently offers one class of shares. Class I shares are sold at net asset value and are not subject to a sales charge. Effective November 1, 2011, the Fund began investing all of its investable assets in interests in Parametric Structured Absolute Return Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The investment objective of the Fund and Portfolio is total return. The performance of the Fund is directly affected by the performance of the Portfolio.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates. Actual results may differ from those estimates.

2 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The Fund has entered into an investment advisory and administrative agreement with Eaton Vance Management (EVM) pursuant to which the Fund pays EVM a fee computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (Investable Assets) up to $500 million. On Investable Assets of $500 million or more, the fee is reduced. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee.

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.30% annually for Class I shares. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement and an additional voluntary reimbursement, EVM reimbursed all of the Fund’s operating expenses for the period ended October 31, 2011.

Except for Trustees of the Fund and the Portfolio who are not members of EVM or its affiliates, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

Eaton Vance Parametric Structured Absolute Return Fund

October 31, 2011

3 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series and classes.

Transactions in Fund shares for the period ended October 31, 2011 were as follows:

Class I
Sales	100,000
Redemptions	-
Net Increase	100,000

At October 31, 2011, an affiliate of EVM owned 100% of the outstanding shares of the Fund. Payment of such shares was received by the Fund subsequent to October 31, 2011.

4 Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Eaton Vance Parametric Structured Absolute Return Fund

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured Absolute Return Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured Absolute Return Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), as of October 31, 2011, and the related statement of operations and changes in net assets for the period ended October 31, 2011. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured Absolute Return Fund as of October 31, 2011, and the results of its operations and the changes in its net assets for the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2011

Eaton Vance Parametric Structured Absolute Return Fund
Considerations Relating to Approval of the
Investment Advisory and Administrative Agreement
and Sub-Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory and administrative agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 17, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Parametric Structured Absolute Return Fund (the “Fund”), with Eaton Vance Management (“EVM”), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), as well as the investment advisory agreement of Parametric Structured Absolute Return Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are collectively referred to herein as the “Adviser”) and the sub-advisory agreement of the Portfolio with the Sub-adviser. The Board reviewed information furnished for the October 17, 2011 meeting as well as information previously furnished with respect to the investment advisory agreement of the Portfolio and the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

  Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

  Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;

  The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

  Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;

  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;

  Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;

  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market- timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

  A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

  The terms of the investment advisory and administrative agreement, investment advisory agreement and sub-advisory agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, and the Portfolio’s investment advisory agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund and the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of such personnel in making investments in long and short exposures to equity securities, commodities and currency markets, including U.S., international and emerging markets equities, and derivative instruments linked to equities, commodities and currencies. The Board also evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of Fund holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement, the investment advisory agreement and the sub-advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, administrative and sub-advisory services, either directly or indirectly through its investment in the Portfolio and the contractual fee rates to be payable by the Portfolio for advisory and sub-advisory services (collectively referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in connection with providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio and the Fund, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

Eaton Vance Parametric Structured Absolute Return Fund

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Parametric Structured Absolute Return Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
Name and Year of	Trust and the		Principal Occupation(s) and Directorships
Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV,
1958			Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee
and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and
1956			Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating
Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the
Executive Committee (2002-2008); President and Principal Executive Officer, GMO
Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-
1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty	Trustee	Of the Trust since	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit
1963		2005 and of the	Head, Harvard University Graduate School of Business Administration.
		Portfolio since	Directorships in the Last Five Years.(1) None.
2007

Allen R. Freedman	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems
1940			& Computer Technology Corp. (provider of software to higher education). Formerly, a
Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant,
Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-
2011).

Position(s)
with the
Name and Year of	Trust and the		Principal Occupation(s) and Directorships
Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

William H. Park	Trustee	Of the Trust since	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P.
1947		2003 and of the	(investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial
		Portfolio since	Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and
		2007	Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United
Asset Management Corporation (investment management firm) (1982-2001). Formerly,
Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman	Trustee	Of the Trust since	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant
1940		2003 and of the	Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury
		Portfolio since	(1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
		2007	1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean,
1948			Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment
Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-
1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management
Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc.
(wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and
SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal
Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout	Trustee	Of the Trust since	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law
1957		1998 and of the	(2001-2006), University of California at Los Angeles School of Law.
		Portfolio since	Directorships in the Last Five Years.(1) None.
2007

Harriett Tee Taggart	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner
1948			and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni	Chairman of	Chairman of the	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief
1943	the Board and	Board and Trustee	Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly,
	Trustee	of the Portfolio	Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief
		since 2007 and	Executive Officer, State Street Management & Research (1992-2000). Formerly,
		Trustee of the Trust	Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P.
		since 2005	Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s) with
Name and	the Trust and the	Length of	Principal Occupation(s)
Year of Birth	Portfolio	Service	During Past Five Years

Duncan W. Richardson	President	Since 2011(2)	Director of EVC and Executive Vice President and
1957			Chief Equity Investment Officer of EVC, EVM and
BMR.

Payson F. Swaffield	Vice President of the Trust	Since 2011	Chief Income Investment Officer of EVC. Vice
1956			President of EVM and BMR.

Barbara E. Campbell	Treasurer	Of the Trust since 2005 and of the	Vice President of EVM and BMR.
1957		Portfolio since 2011

Maureen A. Gemma	Vice President, Secretary	Vice President since 2011;	Vice President of EVM and BMR.
1960	and Chief Legal Officer	Secretary of the Trust since 2007
and of the Portfolio since 2011;
and Chief Legal Officer of the
Trust since 2008 and of the
Portfolio since 2011

Paul M. O’Neil	Chief Compliance Officer	Of the Trust since 2004 and of the	Vice President of EVM and BMR.
1953		Portfolio since 2011

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Multi-Strategy All Market Fund, and Eaton Vance Parametric Structured Absolute Return Fund, (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to the Fund for the Fund’s initial fiscal period from the commencement of operations on October 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Multi-Strategy All Market Fund*
Fiscal Years Ended	10/31/11
Audit Fees	$5,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$0
All Other Fees(3)	$0
Total	$5,000

Eaton Vance Parametric Structured Absolute Return Fund*
Fiscal Years Ended	10/31/11
Audit Fees	$5,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$0
All Other Fees(3)	$0
Total	$5,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

*Fund commenced operations on October 31, 2011.

The various Series comprising the Trust have differing fiscal year ends (January 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	12/31/09	10/31/10	12/31/10	1/31/11	9/30/11	10/31/11
Audit Fees	$111,770	$527,835	$90,920	$21,550	$31,865	$522,885
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$29,930	$258,500	$27,000	$11,500	$15,580	$250,180
All Other Fees(3)	$8,000	$28,500	$4,900	$500	$600	$22,300
Total	$149,700	$814,835	$122,820	$33,550	$48,045	$795,365

*	Information is not presented for fiscal years ended 1/31/10 or 9/30/10, as no Series in the Trust with such fiscal year ends were in operation during those periods.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years	12/31/09	10/31/10	12/31/10	1/31/11	9/30/11	10/31/11
Ended*
Registrant(1)	$37,930	$287,000	$31,900	$12,000	$16,180	$272,480
Eaton Vance(2)	$288,295	$278,901	$250,973	$205,107	$226,431	$226,431

*	Information is not presented for fiscal years ended 1/31/10 or 9/30/10, as no Series in the Trust with such fiscal year ends were in operation during those periods.

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder”
funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 15, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 15, 2011